INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment in Affiliated and Other Companies
	US dollars
	December 31,
(in thousands)	2023	2022
Bringg	-	300
Lumax	563	414
Ituran MOB	151	437
Cellutrack	-	37
	714	1,188